Loans, borrowings, cash and cash equivalents and financial investments - Net debt and Short-term investments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Loans and borrowings
Total of loans and borrowings	$ 16,903		$ 13,056
Cash and cash equivalents	12,113	$ 11,788	7,350	$ 6,048	$ 5,008	$ 5,784
Short-term investments	93		826
Net debt	4,697		4,880
Debt contracts in the international markets
Loans and borrowings
Total of loans and borrowings	15,247		10,494
Debt contract in Brazil
Loans and borrowings
Total of loans and borrowings	$ 1,656		$ 2,562